Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Debt, Current and Noncurrent [Abstract]
Long-Term Debt	Table 12.1 presents a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and hedge basis adjustments, where applicable. See Note 16 (Derivatives) for additional information on qualifying hedge contracts. The interest rates displayed represent the range of contractual rates in effect at December 31, 2021. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.
Table 12.1: Long-Term Debt

	December 31,
	2021			2020
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2022-2045	0.38-6.75%	$62,525	84,892
Floating-rate notes	2022-2048	0.00-1.36%	5,535	13,736
FixFloat notes	2024-2051	0.81-5.01%	43,010	43,917
Structured notes (1)			5,874	8,081
Total senior debt – Parent			116,944	150,626
Subordinated
Fixed-rate notes (2)	2023-2046	3.45-7.57%	27,970	29,874
Total subordinated debt – Parent			27,970	29,874
Junior subordinated
Fixed-rate notes	2029-2036	5.95-7.95%	1,041	1,382
Floating-rate notes	2027	0.62-1.12%	331	330
Total junior subordinated debt – Parent (3)			1,372	1,712
Total long-term debt – Parent (2)			146,286	182,212
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior
Fixed-rate notes			—	7,644
Floating-rate notes	2038-2053	0.00%	116	3,747
FixFloat notes			—	2,841
Fixed-rate advances – Federal Home Loan Bank (FHLB)			—	31
Structured notes (1)			307	792
Finance leases	2022-2029	1.13-17.78%	26	28
Total senior debt – Bank			449	15,083
Subordinated
Fixed-rate notes	2023-2038	5.25-7.74%	5,387	5,775
Total subordinated debt – Bank			5,387	5,775
Junior subordinated
Floating-rate notes	2027	0.73-0.77%	388	375
Total junior subordinated debt – Bank (3)			388	375
Long-term debt issued by VIE – Floating rate	2037	0.24-0.25%	149	203
Mortgage notes and other debt (4)	2022-2059	0.24-9.03%	6,485	5,694
Total long-term debt – Bank			$12,858	27,130

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	December 31,
	2021			2020
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2023	3.46%	$398	1,390
Structured notes (1)			1,147	2,186
Total senior debt – Other consolidated subsidiaries			1,545	3,576
Mortgage notes and other			—	32
Total long-term debt – Other consolidated subsidiaries			1,545	3,608
Total long-term debt			$160,689	212,950
(1)Included in the table are certain structured notes that have coupon or repayment terms linked to the performance of debt or equity securities, an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative, and the maturity may be accelerated based on the value of a referenced index or security. For additional information on embedded derivatives, see the “Derivatives Not Designated as Hedging Instruments” section in Note 16 (Derivatives). In addition, a major portion consists of zero coupon notes where interest is paid as part of the final redemption amount.
(2)Includes fixed-rate subordinated notes issued by the Parent at a discount of $123 million and $126 million in 2021 and 2020, respectively, and debt issuance costs of $2 million in both 2021 and 2020, to effect a modification of Wells Fargo Bank, N.A., notes. These subordinated notes are carried at their par amount on the consolidated balance sheet of the Parent presented in Note 27 (Parent-Only Financial Statements). In addition, Parent long-term debt presented in Note 27 also includes affiliate related issuance costs of $329 million and $384 million in 2021 and 2020, respectively.
(3)Includes $388 million and $704 million of junior subordinated debentures held by unconsolidated wholly-owned trust preferred security VIEs at December 31, 2021 and 2020, respectively. In both 2021 and 2020, we liquidated certain of our trust preferred security VIEs. As part of these liquidations, junior subordinated debentures that were held by the trusts with a total carrying value of $332 million and $1.4 billion, respectively, were distributed to third-party investors. See Note 8 (Securitizations and Variable Interest Entities) for additional information about trust preferred security VIEs.
(4)Primarily relates to unfunded commitments for LIHTC investments. For additional information, see Note 6 (Equity Securities).

Maturity of Long-Term Debt
The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2021, in each of the following five years and thereafter is presented in Table 12.2.
Table 12.2: Maturity of Long-Term Debt

	December 31, 2021
(in millions)	2022	2023	2024	2025	2026	Thereafter	Total
Wells Fargo & Company (Parent Only)
Senior notes	$13,050	8,045	11,871	14,554	19,173	50,251	116,944
Subordinated notes	—	3,653	740	1,077	2,932	19,568	27,970
Junior subordinated notes	—	—	—	—	—	1,372	1,372
Total long-term debt – Parent	13,050	11,698	12,611	15,631	22,105	71,191	146,286
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior notes	28	3	3	190	86	139	449
Subordinated notes	—	1,045	—	163	—	4,179	5,387
Junior subordinated notes	—	—	—	—	—	388	388
Securitizations and other bank debt	2,506	1,290	955	253	125	1,505	6,634
Total long-term debt – Bank	2,534	2,338	958	606	211	6,211	12,858
Other consolidated subsidiaries
Senior notes	187	500	105	423	224	106	1,545
Total long-term debt – Other consolidated subsidiaries	187	500	105	423	224	106	1,545
Total long-term debt	$15,771	14,536	13,674	16,660	22,540	77,508	160,689